Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cross currency swap | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	$ 57,412
Foreign exchange forward | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	344
Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	2,727
Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,460
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term debt	651,969	$ 385,519
Convertible debentures	1,018	339,596
Total financial liabilities	652,987	725,115
Level 2
Fair Value of Financial Instruments [Line Items]
Notes receivable	38,192	35,699
Derivative financial instruments, assets	6,410	49,391
Total financial assets	44,602	85,090
Long-term debt	2,610,742	2,593,006
Convertible debentures	0
Derivative financial instruments, liabilities	68,867	81,049
Total financial liabilities	2,694,733	2,687,917
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	109
Level 2 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	31
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	57,412	71,053
Level 2 | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	344
Level 2 | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		13,305
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	74	268
Derivative financial instruments, liabilities	2,620	28
Level 2 | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	6,227
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,460	9,968
Level 2 | Interest rate swaps | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		35,818
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		13,862
Preferred shares, Series C	15,124
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable	0
Derivative financial instruments, assets	63,363	62,973
Total financial assets	63,363	62,973
Derivative financial instruments, liabilities	77	0
Total financial liabilities	77	0
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	63,363	62,973
Derivative financial instruments, liabilities	77
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Level 3 | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Intrinsic Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	441	232
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable	33,378	28,437
Derivative financial instruments, assets	69,773	112,364
Total financial assets	103,151	140,801
Long-term debt	3,079,551	2,914,586
Convertible debentures	971	267,088
Derivative financial instruments, liabilities	68,944	81,049
Total financial liabilities	3,164,184	3,276,471
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	63,363	62,973
Derivative financial instruments, liabilities	77
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	109
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	31
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	57,412	71,053
Carrying amount | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	344
Carrying amount | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		13,305
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	74	268
Derivative financial instruments, liabilities	2,620	28
Carrying amount | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	6,227
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,460	9,968
Carrying amount | Interest rate swaps | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		35,818
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		13,748
Preferred shares, Series C	14,718
Fair Value
Fair Value of Financial Instruments [Line Items]
Notes receivable	38,192	35,699
Derivative financial instruments, assets	69,773	112,364
Total financial assets	107,965	148,063
Long-term debt	3,262,711	2,978,525
Convertible debentures	1,018	339,596
Derivative financial instruments, liabilities	68,944	81,049
Total financial liabilities	3,347,797	3,413,032
Fair Value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	63,363	62,973
Derivative financial instruments, liabilities	77
Fair Value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	109
Fair Value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	31
Fair Value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	57,412	71,053
Fair Value | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	344
Fair Value | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		13,305
Fair Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	74	268
Derivative financial instruments, liabilities	2,620	28
Fair Value | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	6,227
Fair Value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,460	9,968
Fair Value | Interest rate swaps | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		35,818
Fair Value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		$ 13,862
Preferred shares, Series C	$ 15,124